Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets	$ 1,040,216	$ 1,117,661
Total assets	5,148,687	5,287,022
Current liabilities	745,560	662,770
Non-current liabilities	1,834,521	2,184,863
Net income	319,919	385,749	$ 554,955	[1]
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	0	1,386
Non-current assets	0	0
Total assets	0	1,386
Current liabilities	0	123
Non-current liabilities	0	0
Total liabilities	0	123
Voyage revenue	0	13,832	23,789
Net income	$ 24	$ 1,559	$ 4,686

[1]	Net income excludes net loss attributable to non-controlling interest of $263, $6,608 and $6,839 during the years ended December 31, 2022, 2023 and 2024, respectively. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the December 31, 2023 and 2024 consolidated balance sheets. See Note 16 of the Notes to the Consolidated Financial Statements.